Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 1,053,898	$ (963,728)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	237,005	260,654
Amortization of intangible assets	1,223,692	1,287,806
Deferred tax benefit	(26,645)	(539,147)
Share-based compensation	60,484	168,578
Gain from debt extinguishment	(414,480)	(1,300,448)
Gain on sale of vehicle	(4,386)	0
Increase (decrease) in cash due to change in:
Accounts receivable	114,484	(303,846)
Inventories	(314,277)	(1,704,823)
Prepaid expenses and other current assets	130,880	(180,494)
Prepaid income taxes	800	147,372
Advance payment to vendor	(16,212)	64,169
Other assets	(22,450)	17,816
Accounts payable	1,867,779	1,361,070
Advance payment from customers	373,429	244,519
Accrued liabilities	(78,679)	(267,149)
Net cash provided by (used in) operating activities	4,185,322	(1,707,651)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(53,032)	(127,894)
Payments for capitalized development costs	(89,145)	(310,615)
Purchases of intangible assets	(51,012)	(29,262)
Proceeds from the sale of fixed assets	4,386	0
Receipt of loan repayments from third party	0	110,294
Receipt of loan repayments from an employee	7,128	0
Net cash used in investing activities	(181,675)	(357,477)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of stock related to stock options exercised	0	86,913
Proceeds from short-term borrowings	0	9,161
Net cash provided by financing activities	0	96,074
Effect of foreign currency translation	(421,622)	(221,825)
Net increase (decrease) in cash and cash equivalents	3,582,025	(2,190,879)
Cash and cash equivalents, beginning of year	8,240,595	10,431,474
Cash and cash equivalents, end of year	11,822,620	8,240,595
Cash paid during the years for:
Interest	5,552	10,735
Income taxes	$ 0	$ 0